Operating Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Concentration Risk [Line Items]
Provision for doubtful accounts, net	$ 297		$ 403		$ (674)
Charge off provision for doubtful accounts	1		15		308
Allowances for doubtful accounts	$ 954		$ 658		$ 270		$ 1,252
Sales Revenue, Net [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]		[1]	10.80%
Sales Revenue, Net [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%		11.50%			[1]
Sales Revenue, Net [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]		[1]	10.80%
Sales Revenue, Net [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.60%		12.50%		12.80%
Sales Revenue, Net [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.70%		11.10%		11.90%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.20%		14.40%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	10.80%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.60%		26.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%			[1]

[1]	Less than 10%